Supplement to Spinnaker Plus Prospectus
                     Supplement dated May 1, 2009
          to Prospectus dated December 1, 2004 as supplemented

The disclosure set forth below replaces the information found on pages 4-7 in the prospectus and any prior supplements.

===============================================================================
                    ANNUAL PORTFOLIO OPERATING EXPENSES
                  (as a percentage of average net assets)
===============================================================================

The Portfolio Operating Expenses Table shows the annual operation expenses separately for each portfolio for the fiscal year ended December 31, 2008. The table below shows the Total Annual Portfolio Expenses and for those portfolio where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operation Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.



------------------------------------------------------------------------------------------------------------------------
								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Fund   0.75%	None		0.42%		1.17%	   None		1.17% (2)
 (Series I Shares) (1)
AIM V.I. Global Health Care        0.75%	None		0.39% (3)	1.14%	  -0.01% (4)	1.13% (2)
 Fund (Series I Shares) (1)


AIM V.I.  Capital Appreciation     0.61%	None		0.31% (3)	0.92%	   None		0.92% (2)
 Fund (Series I Shares) (1)

AIM V.I. Capital Development Fund  0.75%	None		0.37% (3)	1.12%	  -0.01% (4)	1.11% (2) (6)
 (Series I Shares) (5)

AIM V.I. Capital Development Fund  0.75%	0.25%		0.37% (3)	1.37%	  -0.01% (4)	1.36% (6) (7)
 (Series II Shares)

AIM V.I. International Growth Fund 0.71%	None		0.37% (3)	1.08%	  -0.01% (4)	1.07% (2)
 (Series I Shares) (5)

AIM V.I. International Growth      0.71%	0.25%		0.37% (3)	1.33%	  -0.01% (4)	1.32% (7)
 Fund (Series II Shares)


American Century VP Balanced       0.90% (8)	None		0.01% (9)	0.91%	   None		0.91%
 Fund
American Century VP International  1.34% (10)	None		0.01% (9)	1.35%	   None		1.35%
 Fund
American Century VP Value          0.94% (8)	None		0.01% (9)	0.95%	   None		0.95%
 Fund
American Century VP Ultra          1.00% (8)  	None		0.01% (9)	1.01%	   None		1.01%
 [registered trademark symbol]
 Fund  (11)
American Century VP Ultra          0.90% (8)	0.25% (12)	0.01% (9)	1.16%	   None		1.16%
 [registered trademark symbol] -
 Class 2 Fund

The Dreyfus Socially Responsible   0.75%	None		0.10%		0.85%	   None		0.85%
 Growth Fund, Inc. -- Initial
 Shares
Dreyfus IP -  MidCap Stock         0.75%	None		0.07%		0.82%	   None 	0.82%
 Portfolio -- Initial Shares (1)
Dreyfus IP - Technology Growth     0.75%	None		0.11%		0.86%	   None 	0.86%
 Portfolio -- Initial Shares
Dreyfus VIF -  Appreciation        0.75%	None		0.06%		0.81%	   None		0.81%
 Portfolio -- Initial Shares (1)
Dreyfus VIF - Quality Bond         0.65%	None		0.11%		0.76%	   None		0.76%
 Portfolio -- Initial Shares (1)
Dreyfus Stock Index Fund, Inc. -   0.25%	0.25%		0.03%		0.53%	   None		0.53%
 Service Shares

Federated Capital Income           0.75% (14)	None		1.16% (15) (16)	1.91%	  -0.63%	1.28%
 Fund II (1) (13)
Federated High Income Bond         0.60%	None		0.44% (18)	1.04%	  -0.25%	0.79%
 Fund II - Primary Shares (1) (17)
Federated International            1.00% (21)	None		1.05% (22)	2.05%	  -0.48%	1.57%
 Equity Fund II (19) (20)

Fidelity VIP Asset Manager SM      0.51%	None		0.12%		0.63%	   None		0.63%
 Portfolio - Initial Class
 Shares (1)
Fidelity VIP Contrafund[registered 0.56%	None		0.10%		0.66%	  -0.01% (23)	0.65% (23)
 trademark symbol] Portfolio -
 Initial Class Shares

Fidelity VIP Equity-Income         0.46%	None		0.11%		0.57%	   None		0.57%
 Portfolio - Initial Class Shares
Fidelity VIP Growth & Income       0.46%	None		0.13%		0.59%	   None		0.59%
 Portfolio  - Initial Class Shares
Fidelity VIP Growth Opportunities  0.56%	None		0.15%		0.71%	   None		0.71%
 Portfolio - Initial Class Shares
 (24)
Fidelity VIP Growth Portfolio -    0.56%	None		0.12%		0.68%	  -0.01% (23)	0.67% (23)
 Initial Class Shares (1)

Fidelity VIP Money Market          0.19%	0.25%		0.10%		0.54%	   None		0.54%
 Portfolio - Service Class 2 Shares

Franklin Small-Mid Cap Growth 	   0.50%	0.25%		0.30%		1.05%	  -0.02%	1.03%
 Securities Fund - Class  2 (25)
Franklin U.S. Government  Fund -   0.49%	0.25%		0.04%		0.78%	   None		0.78%
 Class  2 (26)
Templeton Growth Securities        0.74%	0.25%		0.04%		1.03%	   None		1.03%
 Fund - Class 2 (26)

Franklin Income Securities         0.45%	0.25%		0.02%		0.72%	   None		0.72%
 Fund - Class 2 (26)

Mutual Shares Securities Fund -    0.60%	0.25%		0.13%		0.98%	   None		0.98%
 Class 2
Templeton Developing Markets       1.24%	0.25%		0.30%		1.79%	  -0.01%	1.78%
 Securities Fund - Class 2 (25)


ING Global Resources Portfolio -   0.64%	0.25%		None		0.89%	   None		0.89%
 Class S (1)
ING JPMorgan  Emerging Markets     1.25%	None		None		1.25%	   None		1.25%
 Equity Portfolio - Class I (19)


JPMorgan Insurance Trust           0.60%	None		0.36% (27)	0.96% 	   None		0.96% (28)
 International Equity Portfolio -
 Class 1 Shares (1)
JPMorgan Insurance Trust Mid       0.65%	None		0.22% (29)	0.87% (30) None		0.87% (31)
 Cap Value Portfolio - Class 1
 Shares
JPMorgan  Insurance Trust U.S.     0.55%	None		0.23% (32)	0.78%	   None		0.78% (33)
 Equity Portfolio - Class 1
 Shares (24)


Pioneer Bond VCT Portfolio - Class 0.50%	None		0.26		0.76%	  -0.14%	0.62% (35)
 I Shares (34)
Pioneer Emerging Markets VCT       1.15%	0.25%		0.36%		1.76%	   None		1.76%
 Portfolio -  Class II Shares
Pioneer Equity Income VCT          0.65%	0.25%		0.10%		1.00%	   None		1.00%
 Portfolio  --  Class II Shares
Pioneer Fund VCT Portfolio - Class 0.65%	None		0.09%		0.74%	   None		0.74%
 I Shares (34)
Pioneer Growth Opportunities       0.74%	None		0.17%		0.91% (36)-0.06%	0.85% (37)
 VCT Portfolio  -- Class I
 Shares (34)
Pioneer High Yield VCT Portfolio - 0.65%	0.25%		0.18%		1.08%	   None		1.08%
 Class II Shares
Pioneer Mid Cap Value  VCT         0.65%	None		0.12%		0.77%	   None		0.77%
 Portfolio - Class I Shares (34)
Pioneer Money Market VCT           0.40%	None		0.37%		0.77%	   None		0.77%
 Portfolio - Class I Shares (34)
Pioneer Strategic Income VCT       0.65%	0.25%		0.24%		1.14%	   None		1.14%
 Portfolio - Class II Shares

DWS Balanced VIP - Class A         0.36% (38)	None		0.25% (38)	0.61%	   None		0.61%
 Shares  (24)
DWS International VIP - Class A    0.77%	None		0.24% (40)	1.01%	  -0.05%	0.96%
 Shares (24) (39)


The above portfolio expenses were provided by the portfolios.  We have not independently verified the accuracy of the information.
---------------------------------------------------------------------------------------------------------------
 1  This Portfolio is only available if you have been continuously invested in it since April 30, 2007.

 2  The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses
(subject to the exclusions discussed below) of Series I shares to 1.30% of average daily net assets.  In determining the advisor's  obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary items;
(v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi)
expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.
Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash.  These credits are used to pay certain expenses incurred by the Fund.

 3   Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests.  You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies.  As a result, the Net Annual
Fund Operating Expenses listed above may exceed the expense limit numbers.  The impact of the acquired fund fees and expense are included in the total returns of the Fund.

 4  The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.  Fee Waiver reflects this agreement.

 5  This Portfolio is only available if you have been continuously invested in it since March 15, 2006.

 6  The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels.  The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to
$250 million) to 0.64% (for average net assets over $10 billion).

 7  The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses
(subject to the exclusions discussed below) of Series II shares to 1.45% of average daily net assets.  In determining the advisor's  obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary items;
(v) expenses related to a merger  or reorganization, as approved by the Fund's Board of Trustees; and
(vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.
Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

 8   The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease. For more information about the unified management fee, including an explanation of strategy assets, see The Investment Advisor under Management in the American Century VP Balanced Fund , American Century VP Valued Fund, American Century VP Ultra
[registered trademark symbol] Fund and  American Century VP Ultra [registered trademark symbol] Class 2
Fund prospectuses.

 9   Other expenses include the fees and expenses of the fund's independent directors and their legal counsel, interest, and, if applicable, acquired fund fees and expenses.

 10  The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease. The fee shown has been restated to reflect current fees. As a result, the Total Annual Fund Operating Expenses in this table differ from those shown in the
Financial Highlights. For more information about the unified management fee, including an explanation of strategy assets, see The Investment Advisor under Management in the American Century VP International Fund
prospectus.

 11  This Portfolio is only available if you have been continuously invested in it since March 15, 2007.

 12  The 12b-1 fee is used to compensate insurance companies for distribution and other shareholder services.
 13  The percentages shown are based on expenses for the entire fiscal year ended December 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the
Adviser and administrator waived and/or reimbursed, and the shareholder services provider did not charge, certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2008.  For Federated Capital Income Fund II the Total Waivers, Reimbursement and Reduction
of Fund Expenses was 0.63%  with the Total Actual Annual Fund Operating Expenses (after waivers, reimbursement and reduction) being 1.28%.

 14   The Adviser voluntarily waived and reimbursed a portion of the management fee. The Adviser can terminate this voluntary waiver and reimbursement at any time. The management fee paid by the Fund (after the voluntary waiver and reimbursement) was 0.44% for the fiscal year ended December 31, 2008.

 15  Includes a shareholder services fee/account administration fee which is used to compensate  intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries"
herein. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. In addition, the shareholder services provider did not charge, and therefore the
Fund did not accrue, its fee. This reduction can be terminated at any time. Total other expenses paid by the
Fund (after the voluntary waiver and reduction) were 0.69% for the fiscal year ended December 31, 2008.

 16  The Fund's shareholders indirectly bear the expenses of the acquired funds which the Fund invests. The
Fund's indirect expense from investing in the acquired funds is based upon the average allocation of the Fund's investment in the acquired funds and upon the actual total operating expenses of the acquired funds from their most recent shareholder reports (including any current waiver) for the fiscal year ended December 31, 2008.
Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

 17  The percentages shown are based on expenses for the entire fiscal year ended December 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the
Adviser and administrator waived and/or reimbursed, and the shareholder services provider did not charge, certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2008.  For Federated High Income Bond Fund II the Total Reduction of Fund Expenses was 0.25%
with the Total Actual Annual Fund Operating Expenses (after reduction) being 0.79%.

 18  Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries"
herein. The shareholder services provider did not charge, and therefore the Fund's Primary Shares did not accrue, its fee. This reduction can be terminated at any time. Total other expenses paid by the Fund's
Primary Shares (after the voluntary reduction) were 0.19% for the fiscal year ended December 31, 2008.

 19   This Portfolio is only available if you have continuously invested in it since April 30, 2000.

 20  The percentages shown are based on expenses for the entire fiscal year ended December 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the
Adviser and administrator waived certain amounts.  In addition, the shareholder services provider did not charge its fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2008.  For Federated International Equity Fund II the Total Waivers and Reduction of Fund
Expenses was 0.48% with the Total Actual Annual Fund Operating Expenses (after waivers and reduction) being
1.57%.

 21  The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.82% for the fiscal year ended December 31, 2008.

 22  Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries"
herein.  Also includes amounts the Fund incurred indirectly from investing in other investment companies. For the fiscal year ended December 31, 2008, these "Acquired Fund Fees and Expenses" were less than 0.01%.  The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. In addition, the shareholder services provider did not charge, and therefore the Fund did not accrue, its fee. This reduction can be terminated at any time. Total other expenses paid by the Fund (after the voluntary waiver and reduction) were 0.75% for the fiscal year ended December 31, 2008.

 23  A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses.  In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.65% for Fidelity VIP Contrafund[registered trademark symbol]
Portfolio - Initial Class Shares and 0.67% for Fidelity VIP Growth Portfolio - Initial Class Shares. These
offsets may be discontinued at any time.

 24  This Portfolio is only available if you have continuously invested in it since April 30, 2003.

 25  The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

 26  The Fund administration fee is paid indirectly through the management fee.

 27  On 4/24/09 the Portfolio was involved in a reorganization with the JPMorgan International Equity Portfolio where the accounting survivor is the JPMorgan International Equity Portfolio.  Because of the reorganization,
"Other Expenses" have been calculated based on the actual other expenses incurred by the accounting survivor in the most recent fiscal year except that the expenses have been restated to reflect the Portfolio's fund administration agreement.

 28   J.P. Morgan Investment Management Inc. and JPMorgan Funds Management, Inc. have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Portfolio's
Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan)
exceed 1.03% of the average daily net assets through 4/30/10.

 29  On 4/24/09 the Portfolio was involved in a reorganization with the JPMorgan Mid Cap Value Portfolio where the accounting survivor is the JPMorgan Mid Cap Value  Portfolio.  Because of the reorganization,
"Other Expenses" have been calculated based on the actual other expenses incurred by the accounting survivor in the most recent fiscal year except that the expenses have been restated to reflect the Portfolio's fund administration agreement.

 30   The Total Annual Operating Expenses GROSS included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.

 31   JPMorgan Investment Advisors Inc. and JPMorgan Funds Management, Inc. have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Portfolio's Class 1
Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.90%
of the average daily net assets through 4/30/10. Without the Acquired Fund Fees and Expenses, the Total Annual
Operating Expenses GROSS of the Portfolio would have been 0.86% of the average daily net assets for Class 1 Shares.

 32   "Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year.

 33   JPMorgan Investment Advisors Inc. and JPMorgan Funds Management, Inc. have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Portfolio's Class 1 Shares
(excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.80%
of the average daily net assets through 4/30/10.

 34  This Portfolio is only available if you have continuously invested in it since November 30, 2004.

 35  The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2010 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to
0.62% of the average daily net assets attributable to Class I shares.  Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2010. See the statement of additional information for details regarding the expense limitation agreement.

 36  Acquired fund fees and expenses include fees and expenses incurred indirectly by the portfolio as a result of its investment in other companies.  Total annual portfolio operating expenses in the table may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial highlights" section, which does not include acquired portfolio fees and expenses.

 37  The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2010 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to
0.85% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2010.  See the statement of additional information for details regarding the expense limitation agreement.

 38   "Management Fee" restated on an annualized basis to reflect fee changes which took effect May 1, 2008.
"Other Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.
"Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10%.

 39   Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.96% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

 40   "Other Expenses" includes an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.




Explanation of Expense Table

The purpose of the Expense Table is to show the various expenses you will incur directly and indirectly by investing in the policy.  Changes to the portfolio expenses affect the results of the expense Examples in your prospectus.  Although we have chosen not to update the Examples here, they still generally show how expenses and charges affect your contract value.


You may request free copies of the Symetra Life Insurance Company financial statements by calling us at
1-800-796-3872 or by visiting our website at www.symetra.com.

                      Supplement to Spinnaker Plus Prospectus
                      dated December 1, 2004 as supplemented

                       Supplement dated April 30, 2009

The disclosure set forth below is added to the prospectus under Section 6: TAXES.

Effective on January 1, 2009, new Department of Treasury 403(b) regulations went into effect.
The new regulations generally require employers offering 403(b) plans (also referred to as
Tax Shelter Annuities ("TSAs")) to maintain those plans pursuant to a written plan document and to coordinate administration of the plans.  Depending on the employer's written plan, there may be restrictions on the availability of loans, distributions, transfers and exchanges.

If your contract is issued pursuant to a 403(b) plan, we generally are required to confirm with your 403(b) plan sponsor that your purchase payments to or surrender, withdrawals, transfers or loans from your contract comply with applicable tax requirements before we process those transactions and to decline purchase payments or requests that are not in compliance.  These transactions cannot be processed until all information required under the tax law is received.  By directing purchase payments to the contract or requesting any one of these payments, you consent to the sharing of confidential information about you, the contract, and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Prior to the effective date of the final regulations, participants in 403(b) plans could transfer one annuity or custodial account to another under a tax-deferred transfer (also called a "90-24 transfer").  The new regulations affect these 90-24 transfers.  If the 90-24 transfer occurred after September 24, 2007, and it did not comply with the new regulations, then the transfer could become taxable on or after January 1, 2009.  Also, if additional contributions were made to the contract after September 24, 2007, then the transfer may become taxable on or after January 1,
2009.

As a general matter, all contracts that have received plan contributions after 2004 are required to be included in the 403(b) and subject to your employer's administration.  The new rules are complex, and this discussion is not intended as tax advice.  The IRS continues to issue guidance and clarification regarding the new rules.  Some rules may be subject to difference interpretations.
You should consult your own tax advisor or your employer to discuss the new regulations.

The disclosure set forth below is added to the prospectus under Section 7: ACCESS TO YOUR MONEY.

LOANS
Subject to your TSA employer's plan, you may take a loan against your contract value.   If permitted,
you may request a loan from us, using your contract value as the security for the loan, if your contract is:

	-	Not subject to Title 1 of ERISA;
	-	Issued under Section 403(b) of the Code; and
	-	Permitted to take loans under the plan.

Loans will be made only from the Symetra fixed account balance and only up to certain limits.  The amount and terms of a loan may be subject to state restrictions, plan requirements and Section 72(p)
of the Code.  You must sign a loan agreement.  We may charge a loan application fee.  We will also charge interest on the outstanding loan balance.  The amount of interest we credit to the loaned amount will not be less than what is guaranteed in your contract.  Consult a tax advisor and read your loan agreement prior to taking any loan.
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